Lisa Muller COUNSEL	Legal Department TEL: 802 229-7410 • FAX: 802 229-3743 Email: lmuller@nationallife.com

September 18, 2009
Via Electronic Filing

Securities and Exchange Commission Division of Investment Management Office of Insurance Products 100 F Street, NE Washington, DC 20549

Re: National Variable Annuity Account II, File No. 811-08015

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the National Life Insurance Company, on behalf of National Life Variable Annuity Account II, the Registrant, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the period ending June 30, 2009 of the underlying management investment companies in which the Registrant invests that are reflective of the contract owner’s subaccount allocation.

These semi-annual reports, listed below, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference.

	CIK
Underlying Management Investment Company	Number	Date(s) Filed
Alger American Fund	0000832566	August 19, 2009
LargeCap Growth Portfolio
SmallCap Growth Portfolio
Capital Appreciation Portfolio
AIM Variable Insurance Funds	0000896435	August 26, 2009
AIM V.I. Dynamics Fund
AIM V.I. Global Health Care Fund
AIM V.I. Technology Fund
AllianceBernstein Variable Products Series Fund Inc	0000825316	August 24, 2009
AllianceBernstein International Growth Portfolio
AllianceBernstein International Value Portfolio
AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Value Portfolio
American Century Variable Portfolios Inc	0000814680	August 26, 2009
VP Ultra Fund
VP Vista Fund
VP International Fund
VP Income & Growth Fund
VP Value Fund
American Century Variable Portfolios II Inc	0001124155	August 26, 2009
Inflation Protection Fund

ONE NATIONAL LIFE DRIVE

MONTPELIER, VERMONT 05604

09/18/2009

	CIK
Underlying Management Investment Company	Number	Date(s) Filed
Dreyfus Variable Investment Fund	0000813383	August 14, 2009
Appreciation Portfolio
Developing Leaders Portfolio
Quality Bond Portfolio
Dreyfus Socially Responsible Growth Fund Inc	0000890064	August 14, 2009
DWS Investments VIT Funds	0001006373	August 21, 2009
DWS Equity 500 Index VIP
DWS Small Cap Index VIP
DWS Variable Series II Funds	0000810573	August 21, 2009
DWS Strategic Value VIP
DWS Dreman Small Mid Cap Value VIP
Variable Insurance Products Fund III	0000927384	August 21, 2009
Fidelity Variable Insurance Products: Mid Cap Portfolio
Fidelity Variable Insurance Products: Value Strategies Portfolio
Variable Insurance Products Fund	0000356494
Fidelity Variable Insurance Products: Growth Portfolio		August 21, 2009
Fidelity Variable Insurance Products: Overseas Portfolio		August 21, 2009
Fidelity Variable Insurance Products: Equity-Income Portfolio		August 21, 2009
Fidelity Variable Insurance Products: High Income Portfolio		September 1, 2009
Variable Insurance Products Fund V	0000823535	September 2, 2009
Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Variable Insurance Products Fund II	0000831016	August 21, 2009
Fidelity Variable Insurance Products: Contrafund Portfolio
Fidelity Variable Insurance Products: Index 500 Portfolio
Franklin Templeton VIP Trust	0000837274	August 24, 2009
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund
Franklin U.S. Government Fund
Mutual Global Discovery Securities
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Franklin Global Real Estate Securities Fund
JPMorgan Insurance Trust	0000909221	September 4, 2009
Small Cap Core Portfolio
International Equity Portfolio
Neuberger Berman Advisers Management Trust	0000736913	September 1, 2009
Partners Portfolio
Mid-Cap Growth Portfolio
Small-Cap Growth Portfolio
Short Duration Bond Portfolio
Socially Responsive Portfolio
Oppenheimer Variable Account Funds	0000752737	August 24, 2009
Main Street Small Cap Fund/VA
Strategic Bond Fund VA
Balanced Fund/VA

09/18/2009

	CIK
Underlying Management Investment Company	Number	Date(s) Filed
Sentinel Variable Products Trust	0001112513	September 2, 2009
SVP Common Stock Fund
SVP Mid Cap Growth Fund
SVP Small Company Fund
SVP Balanced Fund
SVP Bond Fund
SVP Money Market Fund
T. Rowe Price Equity Series, Inc.	0000918294	August 25, 2009
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
Van Eck Worldwide Insurance Trust	0000811976	August 27, 2009
Worldwide Bond Fund
Worldwide Emerging Markets Fund
Worldwide Hard Assets Fund
Worldwide Real Estate Fund
Wells Fargo Advantage Variable Trust Funds	0001081402	September 1, 2009
Wells Fargo Advantage VT Discovery Fund
Wells Fargo Advantage VT Opportunity Fund

We have included with this filing the form of cover letter sent to contract owners. The actual letter sent to each contract owner included references only to the semi-annual reports of the management investment companies reflective of the contract owner’s subaccount allocation as of June 30, 2009.

Kind Regards,

/s/ Lisa Muller

Lisa Muller

CUSTOMER SERVICES
TEL: 800 732-8939 y FAX: 802 229-7234
WWW.NATIONALLIFE.COM

Sample Letter

August __, 2009

Barcode Line |||||||| |||||||| |||||||||| |||||||||| |||||||||
NAME
STREET
CITY STATE ZIP

Re: Policy Number XXXXXXXXXXXX

Dear Variable Product Policyholder:

In an effort to expedite the delivery of important financial information to you – and to minimize the creation of paper documents –National Life now offers two environmentally friendly alternatives:

Prospectus on CD: If you would prefer to receive your prospectuses and annual and semiannual reports on a CD, simply
complete	the enclosed postage paid consent card and return it to us. From that point forward, we’ll mail you a CD that
contains	those materials.
E-documents: Our electronic delivery system will allow you to receive the compliance materials (prospectuses and the
annual	and semiannual reports of the underlying funds) you receive by mail. Please visit our web site at
www.	nationallife.com to register.

Enclosed are the June 30, 2009 semi-annual reports for the underlying funds of your policy, along with the sticker updates to your current prospectus. Should you have any questions, please do not hesitate to contact your local national Life representative or this office.

46236	Alger American LargeCap Growth Portfolio
46237	Alger American SmallCap Growth Portfolio
46238	American Century Variable Portfolios VP Income & Growth Fund
46239	American Century Variable Portfolios VP Value Fund
46240	Fidelity® Variable Insurance Products Equity-Income Portfolio
46241	Fidelity® Variable Insurance Products Growth Portfolio
46242	Fidelity® Variable Insurance Products: High Income Portfolio
46244	Fidelity® Variable Insurance Products Contrafund Portfolio
46245	Fidelity® Variable Insurance Products Index 500 Portfolio
46246	Fidelity® Variable Insurance Products Investment Grade Bond Portfolio
46248	Fidelity® Variable Insurance Products: Overseas Portfolio
46250	JPMorgan Insurance Trust Small Cap Core Portfolio (f/k/a JPMorgan Insurance Trust Small Cap Equity Portfolio
46252	Neuberger Berman Advisers Management Trust Partners Portfolio
46253	Wells Fargo Advantage Funds® - Variable Trust VT Discovery Fund
46254	Wells Fargo Advantage Funds® - Variable Trust VT Opportunity Fund
46256	DWS Investments VIT Funds DWS Equity 500 Index VIP
46257	DWS Investments VIT Funds DWS Small Cap Index VIP
47125	Alger American Capital Appreciation Portfolio
47126	The Dreyfus Socially Responsible Growth Fund, Inc.

NATIONAL LIFE VARIABLE CONTRACTS DISTRIBUTED BY EQUITY SERVICES, INC.
BROKER-DEALER AFFILIATE OF NATIONAL LIFE INSURANCE COMPANY • ONE NATIONAL LIFE DRIVE y MONTPELIER, VERMONT 05604
NATIONAL LIFE GROUP IS A TRADE NAME OF NATIONAL LIFE INSURANCE COMPANY AND ITS AFFILIATES

CUSTOMER SERVICES
TEL: 800 732-8939 y FAX: 802 229-7234
WWW.NATIONALLIFE.COM

47127	AIM V.I. Dynamics Fund
47128	AIM V.I. Global Health Care Fund
47129	AIM V.I. Technology Fund
47180	JPMorgan Insurance Trust International Equity
48905	American Century Variable Portfolios II VP Inflation Protection Fund
49381	American Century Variable Portfolios VP Ultra® Fund
49382	American Century Variable Portfolios VP Vista SM Fund
49383	American Century Variable Portfolios VP International Fund
49385	Dreyfus Variable Investment Fund, Appreciation Portfolio
49386	Dreyfus Variable Investment Fund, Developing Leaders Portfolio
49387	Dreyfus Variable Investment Fund, Quality Bond Portfolio
49388	Fidelity® Variable Insurance Products: Mid Cap Portfolio
49389	Franklin Templeton VIP Trust Mutual Shares Securities Fund
49390	Franklin Templeton VIP Trust Franklin Small Cap Value Securities Fund
49391	Franklin Templeton VIP Trust Franklin Small-MidCap Growth Securities Fund
49392	Franklin Templeton VIP Trust Templeton Foreign Securities Fund
49393	Franklin Templeton VIP Trust Franklin Global Real Estate Securities Fund
49394	Neuberger Berman Advisers Management Trust Mid-Cap Growth Portfolio
49395	Neuberger Berman Advisers Management Trust Small-Cap Growth Portfolio
49396	Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio
49397	DWS Variable Series II DWS Strategic Value VIP (f/k/a DWS Dreman High Return Equity VIP)
49398	DWS Variable Series II DWS Dreman Small Mid Cap Value VIP
49399	T. Rowe Price Blue Chip Growth Portfolio
49400	T. Rowe Price Equity Income Portfolio
49401	T. Rowe Price Health Sciences Portfolio
51242	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
51244	AllianceBernstein International Growth Portfolio
51245	AllianceBernstein International Value Portfolio
51246	AllianceBernstein Small/Mid Cap Value Portfolio
51247	AllianceBernstein Value Portfolio
51248	Oppenheimer Balanced Fund/VA (service shares)
51252	Fidelity® Variable Insurance Products: Value Strategies Portfolio
51253	Franklin Templeton Variable Insurance Products Trust Mutual Global Discovery Securities (f/k/a Franklin
Templeton Mutual Discovery Securities Fund)
51254	Franklin Templeton Variable Insurance Products Trust Franklin U.S. Government Fund
51255	Oppenheimer Main Street Small Cap Fund®/VA (service shares)
51256	Oppenheimer Strategic Bond Fund VA (service shares)
51257	T. Rowe Price Personal Strategy Balanced Portfolio (VIP I)
51258	Van Eck Worldwide Insurance Trust Worldwide Bond Fund
51259	Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund
51260	Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund

NATIONAL LIFE VARIABLE CONTRACTS DISTRIBUTED BY EQUITY SERVICES, INC.
BROKER-DEALER AFFILIATE OF NATIONAL LIFE INSURANCE COMPANY • ONE NATIONAL LIFE DRIVE y MONTPELIER, VERMONT 05604
NATIONAL LIFE GROUP IS A TRADE NAME OF NATIONAL LIFE INSURANCE COMPANY AND ITS AFFILIATES

CUSTOMER SERVICES
TEL: 800 732-8939 y FAX: 802 229-7234

WWW.	NATIONALLIFE.COM

51261	Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
47953	Sentinel Variable Product Trust: Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Growth Fund
Sentinel Variable Products Money Market Fund
Sentinel Variable Products Small Company Fund

NATIONAL LIFE VARIABLE CONTRACTS DISTRIBUTED BY EQUITY SERVICES, INC.

BROKER-DEALER AFFILIATE OF NATIONAL LIFE INSURANCE COMPANY • ONE NATIONAL LIFE DRIVE y MONTPELIER, VERMONT 05604 NATIONAL LIFE GROUP IS A TRADE NAME OF NATIONAL LIFE INSURANCE COMPANY AND ITS AFFILIATES